Financial Obligations (Details) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended					1 Months Ended
	Jul. 31, 2011 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Jun. 30, 2014 Yingli Group USD ($)	Jun. 30, 2014 Yingli Group CNY	Aug. 31, 2013 Yingli Group CNY	Sep. 30, 2012 Yingli Group CNY	Nov. 30, 2012 Yingli Group CNY	Nov. 30, 2012 Yingli Lixian CNY
Carrying amount of leased assets sold	91,959				$ 17,599	109,193	99,321	102,971
Cash consideration for leased assets sold	90,000				13,377	83,000	100,000	99,000
Contract term	5 years				5 years	5 years	8 years	18 years
Remaining useful lives of leased equipment								25 years
Remaining minimum useful lives of leased equipment					2 years	2 years	8 years
Remaining maximum useful lives of leased equipment					7 years	7 years	10 years
Profit (loss) recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets	(1,959)				4,222	26,193	679		(3,971)
Capital lease term										8 years
Capital lease machinery and equipment carrying amount										80,969
Payable related to capital lease contract										85,185
Amount of the equipments and related depreciation recorded under capital lease
Equipment		81,541	505,927	422,502
Less: accumulated depreciation		(14,356)	(89,076)	(36,041)
Net Value		67,185	416,851	386,461
Future minimum payments required under non-cancellable sale-leaseback
2015		15,243	94,582
2016		13,515	83,854
2017		10,567	65,565
2018		10,242	63,547
2019		8,359	51,863
Thereafter		19,068	118,309
Total minimum lease payments		76,994	477,720
Less: Amount representing interest		17,610	109,263
Present value of net minimum lease payments		59,384	368,457
Current portion		11,540	71,603
Non-current portion		$ 47,844	296,854